Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on MHFG Group's Balance Sheets that Relate to its Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		¥ 30,020,743	¥ 29,416,024
Loans		77,104,122	77,528,017
Total		193,815,546	190,119,734	¥ 175,699,300
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		2,844,653	2,462,315
Trading account liabilities		17,111,142	16,471,857
Total		185,632,355	181,929,890
Maximum exposure to loss		534,000	474,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		55,000	60,000
Investments		254,000	187,000
Loans		205,000	217,000
Total		514,000	464,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		27,000	19,000
Trading account liabilities		1,000
Total		28,000	19,000
Maximum exposure to loss	[1]	¥ 534,000	¥ 474,000

[1]	This represents the amount the Group could be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.